Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Operating activities:
Loss for the period	$ (3,327,542)	$ (964,462)
Non-working capital adjustments:
Finance expense	2,658	3,862
Share-based compensation	95,464	230,332
Depreciation	10,315	28,649
Shares issued for services	114,545
Unrealized foreign exchange loss	192,472	(160,513)
Working capital adjustments:
Change in amount receivables	90,494	(19,655)
Change in trade payables and accrued liabilities	38,410	3,713
Change in deferred revenue	(201,210)	3,485
Change in prepaid expenses	252,334	(86,909)
Change in benefits to employees	(1,872)	721
Net cash used in operating activities	(2,733,932)	(960,777)
Investing activities:
Purchase of property and equipment	(2,311)	(1,014,034)
Disposal of property and equipment		1,500
Investment in intangible assets	(425,875)	(877,924)
Net cash used in investing activities	(428,186)	(1,890,458)
Financing activities:
Proceeds from exercise of stock options		237,800
Proceeds from public offering, net	3,018,565
Proceeds from private placements		40,983
Proceeds (repayment of) from long term loan	(34,199)	(34,739)
Net cash provided by financing activities	2,984,366	244,044
Net Decrease in cash	(177,752)	(2,607,191)
Effect of foreign exchange rate changes	(31,656)	154,561
Cash at beginning of period	2,392,871	5,509,984
Cash at end of period	2,183,463	3,057,354
Supplemental non-cash information
Shares issued for intangible asset in Zigi Carmel acquisition		$ 37,501,200